Intangible assets	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Intangible assets

18.	Intangible assets
18.1.	By class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at December 31, 2023	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Addition	1	101	−	102
Capitalized borrowing costs	−	4	−	4
Transfers	−	4	−	4
Amortization	(2)	(65)	−	(67)
Translation adjustment	(312)	(82)	(3)	(397)
Balance at June 30, 2024	2,112	554	22	2,688
Cost	2,169	1,736	22	3,927
Accumulated amortization and impairment	(57)	(1,182)	−	(1,239)
Estimated useful life in years	(2)	5	Indefinite

Balance at December 31, 2022	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Addition	148	84	−	232
Capitalized borrowing costs	−	6	−	6
Write-offs	(35)	−	−	(35)
Transfers	−	1	−	1
Signature Bonuses Transfers (3)	(6)	−	−	(6)
Amortization	(2)	(46)	−	(48)
Translation adjustment	210	39	2	251
Balance at June 30, 2023	2,838	523	26	3,387
Cost	2,900	1,779	26	4,705
Accumulated amortization and impairment	(62)	(1,256)	−	(1,318)
Estimated useful life in years	(2)	5	Indefinite
(1)	It comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.
(3)	Transfer to PP&E Assets. In 2023, it refers to the declaration of commerciality of the Manjuba field.